Identifiable Intangible Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Identifiable intangible assets recognized a retirement		$ 466
Addition to identifiable intangible assets	34
Amortization expense	$ 20	$ 20